Schedule of Business Acquisitions by Acquisition Issued or Issuable (Details) - USD ($)		9 Months Ended		12 Months Ended
	Mar. 11, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash			$ 321,250	$ 321,250
Full Service Fueling [Member]
Business Acquisition [Line Items]
Cash	$ 321,250
Common stock	50,000
Fair value of consideration transferred	$ 371,250